CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 24,903,166	$ 3,507,537	¥ 13,292,982	¥ 7,965,323
Cost of materials	(10,892,214)	(1,534,136)	(5,178,963)	(3,198,552)
Store rental and other operating costs	(5,167,482)	(727,825)	(2,829,987)	(2,036,772)
Depreciation and amortization expenses	(604,580)	(85,153)	(391,936)	(465,384)
Delivery expenses	(2,010,700)	(283,200)	(1,373,219)	(819,549)
Sales and marketing expenses	(1,286,523)	(181,203)	(570,122)	(336,855)
General and administrative expenses	(1,829,651)	(257,701)	(1,459,550)	(1,269,988)
Store preopening and other expenses	(109,685)	(15,449)	(36,012)	(16,352)
Impairment loss of long-lived assets	(5,200)	(700)	(221,810)	(21,368)
Losses and expenses related to Fabricated Transactions and Restructuring	28,515	4,016	(75,204)	(339,557)
Total operating expenses	(21,877,548)	(3,081,388)	(12,136,803)	(8,504,377)
Operating (loss)/income	3,025,618	426,149	1,156,179	(539,054)
Interest and investment income	108,682	15,308	84,923	102,248
Interest and financing expenses			(23,484)	(35,490)
Foreign exchange gain, net	2,968	418	10,661	12,441
Other (expenses)/income, net	62,283	8,772	60,680	(16,513)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes			6,381
Reversal for SEC settlement	0		0	(1,146,474)
Provision for equity litigants settlement	(92,192)	(12,985)	(279,967)	(155,314)
Gain from extinguishment of Series B Senior Secured Notes			124,139
Income before income taxes	3,107,359	437,662	1,126,750	514,792
Income tax (expense)/benefits	(259,426)	(36,539)	(638,504)	63,861
Net income	2,847,933	401,123	488,246	578,653
Less: Net (loss)/income attributable to non-controlling interests				108
Net income attributable to the Company's ordinary shareholders	¥ 2,847,933	$ 401,123	¥ 488,246	¥ 578,545
Net income per share*:
Basic | (per share)	¥ 1.12	$ 0.16	¥ 0.20	¥ 0.29
Diluted | (per share)	¥ 1.12	$ 0.16	¥ 0.19	¥ 0.27
Weighted average shares outstanding used in calculating basic and diluted income per share:
Basic | shares	2,532,109,710	2,532,109,710	2,473,078,408	2,051,263,478
Diluted | shares	2,532,563,302	2,532,563,302	2,516,273,627	2,135,844,257
Net income	¥ 2,847,933	$ 401,123	¥ 488,246	¥ 578,653
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(360)	(51)	(69,552)	102,802
Total comprehensive income	2,847,573	401,072	418,694	681,455
Less: total comprehensive income attributable to non-controlling interests				108
Total comprehensive income attributable to the Company's ordinary shareholders	2,847,573	401,072	418,694	681,347
Revenues from product sales
Net revenues:
Total net revenues	18,677,390	2,630,700	10,223,720	6,659,218
Revenues from partnership stores
Net revenues:
Total net revenues	¥ 6,225,776	$ 876,882	¥ 3,069,262	¥ 1,306,105